CONSOLIDATED STATEMENTS OF INCOME (USD $) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues
Natural gas sales	$ 3,305,300,000	$ 3,570,600,000	$ 3,093,300,000
Services	2,941,500,000	2,836,800,000	2,552,700,000
Product sales and other	1,642,200,000	1,331,400,000	1,051,300,000
Total Revenues	7,889,000,000	7,738,800,000	6,697,300,000
Operating Costs, Expenses and Other
Gas purchases and other costs of sales	3,278,400,000	3,498,700,000	2,994,300,000
Operations and maintenance	1,490,000,000	1,365,400,000	1,088,200,000
Depreciation, depletion and amortization	927,700,000	879,300,000	825,700,000
General and administrative expenses	472,700,000	375,200,000	330,300,000
Taxes, other than income taxes	173,800,000	160,300,000	126,200,000
Other expense (income)	(10,900,000)	(100,000)	(34,800,000)
Total Operating Costs, Expenses and Other	6,331,700,000	6,278,800,000	5,329,900,000
Operating Income	1,557,300,000	1,460,000,000	1,367,400,000
Other Income (Expense)
Earnings from equity investments	224,400,000	135,500,000	91,200,000
Amortization of excess cost of equity investments	(6,700,000)	(5,800,000)	(5,800,000)
Interest expense	(533,900,000)	(507,600,000)	(431,500,000)
Interest income	20,800,000	20,400,000	19,900,000
Loss on remeasurement of previously held equity interest in KinderHawk	(167,200,000)	0	0
Other, net	17,500,000	23,800,000	48,600,000
Total Other Income (Expense)	(445,100,000)	(333,700,000)	(277,600,000)
Income Before Income Taxes	1,112,200,000	1,126,300,000	1,089,800,000
Income Tax (Expense) Benefit	45,300,000	34,400,000	54,000,000
Income from Continuing Operations	1,066,900,000	1,091,900,000	1,035,800,000
Discontinued Operations:
Income from operations of FTC Natural Gas Pipelines disposal group	201,500,000	235,200,000	248,000,000
Net Income	1,268,400,000	1,327,100,000	1,283,800,000
Net Income Attributable to Noncontrolling Interests	(10,600,000)	(10,800,000)	(16,300,000)
Net Income Attributable to Kinder Morgan Energy Partners, L.P.	1,257,800,000	1,316,300,000	1,267,500,000
Calculation of Limited Partners' Interest in Net Income Attributable to Kinder Morgan Energy Partners, L.P .
Income from Continuing Operations Attributable to Kinder Morgan Energy Partners LP	1,058,300,000	1,083,500,000	1,022,000,000
Less: General Partner's Interest	(1,173,000,000)	(882,500,000)	(933,300,000)
Limited Partners Interest in Continuing Operations	(114,700,000)	201,000,000	88,700,000
Limited Partner's interest in discontinued operations	197,500,000	230,400,000	243,000,000
Limited Partners' Interest in Net Income	82,800,000	431,400,000	331,700,000
Limited Partners' Net Income (loss) per Unit:
Income from Continuing Operations (in dollars per share)	$ (0.35)	$ 0.65	$ 0.32
Income from Discontinued Operations (in dollars per share)	$ 0.60	$ 0.75	$ 0.86
Net Income (in dollars per share)	$ 0.25	$ 1.40	$ 1.18
Per Unit Cash Distribution Declared	$ 4.61	$ 4.40	$ 4.20
Weighted Average Number Of Units Used In Comutation Of Limited Partners Net Income Per Unit	326.1	307.1	281.5